Expense Example, No Redemption - Class A C S I N T Shares - Janus Henderson Value Plus Income Fund	Class A 1 Year	Class A 3 Years	Class A 5 Years	Class A 10 Years	Class C 1 Year	Class C 3 Years	Class C 5 Years	Class C 10 Years	Class S 1 Year	Class S 3 Years	Class S 5 Years	Class S 10 Years	Class I 1 Year	Class I 3 Years	Class I 5 Years	Class I 10 Years	Class N 1 Year	Class N 3 Years	Class N 5 Years	Class N 10 Years	Class T 1 Year	Class T 3 Years	Class T 5 Years	Class T 10 Years
USD ($)	707	987	1,287	2,137	228	703	1,205	2,585	171	530	913	1,987	127	397	686	1,511	118	368	638	1,409	137	428	739	1,624